Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Common Stocks– 97.2%
Aerospace & Defense – 4.1%
Airbus SE	50,680	$6,788,778
BAE Systems PLC	1,688,121	20,461,721
		27,250,499
Banks – 12.6%
BNP Paribas SA	449,869	26,904,037
Erste Group Bank AG	598,335	19,789,013
Natwest Group PLC	5,716,147	18,673,753
Permanent TSB Group Holdings PLC*	3,437,533	8,612,566
UniCredit SpA	509,555	9,650,320
		83,629,689
Beverages – 6.5%
Diageo PLC	449,138	20,041,888
Heineken NV	213,376	22,968,801
		43,010,689
Biotechnology – 1.7%
Argenx SE (ADR)*	18,154	6,763,817
Ascendis Pharma A/S (ADR)*	44,525	4,773,971
		11,537,788
Commercial Services & Supplies – 1.9%
Secom Co Ltd	208,300	12,822,406
Diversified Telecommunication Services – 3.4%
Deutsche Telekom AG	931,471	22,558,964
Electronic Equipment, Instruments & Components – 4.0%
Hexagon AB - Class B	579,961	6,676,223
Keyence Corp	41,100	20,152,233
		26,828,456
Entertainment – 2.9%
Liberty Media Corp-Liberty Formula One*	254,311	19,030,092
Health Care Equipment & Supplies – 1.4%
Hoya Corp	86,800	9,599,705
Hotels, Restaurants & Leisure – 6.6%
Entain PLC	1,165,046	18,128,575
Yum China Holdings Inc	409,100	25,627,740
		43,756,315
Insurance – 7.7%
AIA Group Ltd	1,860,800	19,552,633
Beazley PLC	1,269,162	9,356,186
Dai-ichi Life Holdings Inc	1,210,400	22,242,084
		51,150,903
Metals & Mining – 4.5%
Freeport-McMoRan Inc	199,440	8,159,090
Teck Resources Ltd	596,310	21,777,472
		29,936,562
Multiline Retail – 2.9%
JD.Com Inc - Class A	889,078	19,486,128
Oil, Gas & Consumable Fuels – 5.6%
Canadian Natural Resources Ltd	376,793	20,855,493
Gaztransport Et Technigaz SA	12,648	1,295,760
TotalEnergies SE	261,271	15,414,272
		37,565,525
Personal Products – 3.1%
Unilever PLC	402,615	20,855,162
Pharmaceuticals – 9.5%
AstraZeneca PLC	146,506	20,331,683
Bayer AG	135,707	8,643,192
Novartis AG	173,318	15,915,787
Sanofi	171,605	18,686,409
		63,577,071
Road & Rail – 2.6%
Central Japan Railway Co	91,300	10,901,560
Full Truck Alliance Co (ADR)*	871,021	6,628,470
		17,530,030
Semiconductor & Semiconductor Equipment – 8.2%
ASML Holding NV	33,389	22,812,406
SK Hynix Inc	95,769	6,606,032
Taiwan Semiconductor Manufacturing Co Ltd	1,435,000	25,424,363
		54,842,801

Shares		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods – 5.4%
LVMH Moet Hennessy Louis Vuitton SE	16,711	$15,313,497
Samsonite International SA (144A)*	6,779,700	20,838,355
		36,151,852
Trading Companies & Distributors – 2.6%
Ferguson PLC	128,768	16,990,085
Total Common Stocks (cost $508,123,770)		648,110,722
Preferred Stocks– 0.9%
Automobiles – 0.9%
Dr Ing hc F Porsche AG((cost $3,616,051)	45,024	5,761,839
Investment Companies– 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $13,742,039)	13,739,650	13,742,398
Total Investments (total cost $525,481,860) – 100.1%		667,614,959
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(703,728)
Net Assets – 100%		$666,911,231

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$127,848,968	19.2%
France	84,402,753	12.6
Japan	75,717,988	11.3
United States	57,921,665	8.7
China	51,742,338	7.8
Netherlands	45,781,207	6.9
Canada	42,632,965	6.4
Hong Kong	40,390,988	6.0
Germany	36,963,995	5.5
Taiwan	25,424,363	3.8
Austria	19,789,013	3.0
Switzerland	15,915,787	2.4
Italy	9,650,320	1.4
Ireland	8,612,566	1.3
Belgium	6,763,817	1.0
Sweden	6,676,223	1.0
South Korea	6,606,032	1.0
Denmark	4,773,971	0.7

Total	$667,614,959	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$102,381	$221	$(221)	$13,742,398
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	18,945∆	-	-	-
Total Affiliated Investments - 2.0%	$121,326	$221	$(221)	$13,742,398

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	11,744,318	35,568,297	(33,570,217)	13,742,398
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	-	24,624,778	(24,624,778)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $20,838,355, which represents 3.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$11,537,788	$-	$-
Entertainment	19,030,092	-	-
Metals & Mining	29,936,562	-	-
Oil, Gas & Consumable Fuels	20,855,493	16,710,032	-
Road & Rail	6,628,470	10,901,560	-
All Other	-	532,510,725	-
Preferred Stocks	-	5,761,839	-
Investment Companies	-	13,742,398	-
Total Assets	$87,988,405	$579,626,554	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70314 05-23